BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Age of employees to be eligible to participate in the defined contribution plan	21 years
Eligible service period to participate in the defined contribution plan	1 year
Maximum employee contribution, Percentage	20.00%
Matching contribution by the company (as a percent)	50.00%
Maximum percentage of employee's salary	2.00%
Total matching contributions	$ 40	$ 100